Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 30, 2018	Jun. 28, 2017	Mar. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 16, 2018	Oct. 01, 2013
Capital Unit [Line Items]
Common Stock, authorized shares	500,000,000		150,000,000	500,000,000	150,000,000			100,000,000
Common Stock, par value				$ 0.01	$ 0.01			$ 0.01
Preferred Stock, shares authorized	10,000,000
Stock issued in equity financing				$ 595.0	$ 3.2	$ 75.0
Common Stock, shares issued	24,150,000			139,453,710	65,285,962		12,650,000
Common Stock, shares outstanding				139,453,710	65,285,962
IPO [Member]
Capital Unit [Line Items]
Shares issued, price per share	$ 22.00
Shares issued	21,000,000
Private Placement [Member]
Capital Unit [Line Items]
Shares issued, price per share	$ 22.00
Shares issued	4,545,455
Junior Preferred Stock [Member]
Capital Unit [Line Items]
Preferred Stock, shares authorized					70,000,000			70,000,000
Preferred Stock, par value					$ 0.01			$ 0.01
Preferred Stock, shares issued					58,244,308
Preferred Stock, shares outstanding					58,244,308
Junior Preferred Stock [Member] | Maximum [Member]
Capital Unit [Line Items]
Preferred stock liquidation preference				$ 13.50
Senior Preferred Stock [Member]
Capital Unit [Line Items]
Preferred Stock, shares authorized			70,000,000		70,000,000
Preferred Stock, par value			$ 0.01		$ 0.01
Stock issued in equity financing			$ 150.2			$ 150.2
Receivable from stockholders			75.2
Preferred stock, dividend rate, percentage				12.50%
Preferred stock, liquidation preference				In the event of liquidation, the Senior Preferred Stock had a liquidation preference equal to 1.5 times the initial face amount plus any accrued but unpaid dividends.
Preferred Stock, shares issued					16,802,144
Preferred Stock, shares outstanding					16,802,144
Senior Preferred Stock [Member] | Ceridian Holding II [Member]
Capital Unit [Line Items]
Equity contributed by stockholders		$ 75.2	$ 75.0